Other Income and Expenses, Net (Details) - Schedule of other income and expenses, net - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income:
Change in contract of the call option	[1]	S/ 70,322
Sale of assets		9,618	9,118	12,748
Recovery of provisions and impairments		6,070	6,501	23,279
Insurance compensation		3,728	156
Penalty income		1,883	1,168	984
Supplier debt forgiveness			14,545	19,026
Profit from Mizuho Bank Ltd. agreement	[2]			89,688
Trademarks revaluation				20,676
Others		5,593	4,072	13,384
Other income		97,214	35,560	179,785
Other expenditures:
Asset impairment	[3]	20,285	103,074	329,670
Civil repair to the Peruvian Government		86	64,571	69,150
Legal and tax litigation	[4]	59,184	32,186	49,754
Net cost of fixed assets disposal		7,794	6,478	6,667
Provision for well closure		7,211	112	4,055
Disposal of property, plant and equipment		3,764	501	14,394
Present value of the call option			2,326	4,697
Administrative fine		2,068	2,056	1,423
Renegotiation of contract with suppliers		176	4,889
Others		1,123	549	26,729
Other expenditures		101,691	216,742	506,539
Other expenses		S/ (4,477)	S/ (181,182)	S/ (326,754)

[1]	In 2021, the subsidiary Cumbra Peru S.A. renegotiated the payment for the purchase of shares from the minority of the subsidiary Morelco S.A.S., such renegotiation ended with the signing of a new acquisition agreement for an amount of US$15.4 million, disregarding the original put option agreement. Consequently, the Company recorded "other income - results from valuation of financial instruments" for an amount of S/70.3 million in the statement of income in 2021 (Note 21-c).
[2]	Corresponds to the refinancing agreement linked to the contract signed between Tren Urbano de Lima S.A. and Mitzuho Bank Ltd. where the Company acted as an endorsement of the transaction. Under the contract, a bond letter was issued with Mitzuho Bank Ltd. for it to be covered with a financial derivative required for the closing of the CPAOs purchase operation of the Expansion Project. The contract further indicated that in the event that the bank refinanced the debt obtained for the purchase of the CPAOS, the Company received 70% of the gains obtained.
[3]	In 2021, corresponds mainly to the impairment of other accounts receivable of S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.(Note 13-i). In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Vía Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables. In 2019, corresponds to a impairment of accounts receivable from GSP for S/276 million; the subsidiary Promotora Larco Mar SA recognized an impairment in its assets in progress for S/18.2 million; the subsidiary Cumbra Peru S.A. recognized an impairment of intangibles for S/35.4 million
[4]	In 2021, corresponds mainly to the penalty imposed by the Technical Secretariat of INDECOPI to the subsidiary Cumbra Peru S.A. for S/28.1 million and to the subsidiary Unna Transporte S.A.C. for S/2.4 million (Note 22-a), additionally, tax penalties for income tax in AENZA S.A.A. for S/18.2 million, Cumbra Peru S.A. for S/9.5 million and Cumbra Ingenieria S.A. for S/0.9 million. In 2020, exposure of the fine by the Technical Secretariat of INDECOPI of the subsidiary Cumbra Peru for S/24.5 million (Note 22-a) and other minor proceedings for S/7.7 million. In 2019, corresponds to the Class Action civil lawsuit in AENZA S.A.A for S/49.7 million.